Employee Benefit Plans (Benefit Obligation in Excess of Plan Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 8,209	$ 7,386
Fair value of plan assets	6,103	5,340
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	191	470
Fair value of plan assets	156	356
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	157	320
Fair value of plan assets	$ 143	$ 299